RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
HUANG Jian Cong
Borrowings from related party	$ 1,323,734	$ 3,584,216